DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 0.5	$ 1.2	$ 2.9	$ 3.5
Derivative Liability, Fair Value, Gross Liability	9.1	13.2	12.6	13.1
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	0.0	0.0
Derivative Liability, Fair Value, Gross Liability	7.5	13.0	11.4	11.6
Designated as Hedging Instrument | Interest Rate Contract Gains | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	0.0	0.0
Designated as Hedging Instrument | Interest Rate Contract Gains | Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	0.0	0.0
Designated as Hedging Instrument | Interest Rate Contract Gains | Current Installments of Long-term Debt
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.6	1.2	0.0	0.0
Designated as Hedging Instrument | Interest Rate Contract Gains | Long-term Debt
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.3	0.4	3.8	4.5
Designated as Hedging Instrument | Commodity Contracts Losses | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	0.0	0.0
Designated as Hedging Instrument | Commodity Contracts Losses | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	7.6	11.5	8.1	7.2
Designated as Hedging Instrument | Commodity Contracts Gains | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	0.0	0.0
Designated as Hedging Instrument | Commodity Contracts Gains | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(1.0)	(0.1)	(0.5)	(0.1)
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.5	1.2	2.9	3.5
Derivative Liability, Fair Value, Gross Liability	1.6	0.2	1.2	1.5
Not Designated as Hedging Instrument | Interest Rate Contract Gains | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.9	1.2	0.0	0.0
Not Designated as Hedging Instrument | Interest Rate Contract Gains | Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	3.9	4.3
Not Designated as Hedging Instrument | Interest Rate Contract Gains | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0	0.0	0.0
Not Designated as Hedging Instrument | Interest Rate Contract Gains | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0	0.0	0.0
Not Designated as Hedging Instrument | Interest Rate Contract Loss | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	(0.4)	(0.1)	0.0	0.0
Not Designated as Hedging Instrument | Interest Rate Contract Loss | Other Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	(1.0)	(0.8)
Not Designated as Hedging Instrument | Interest Rate Contract Loss | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0	0.0	0.0
Not Designated as Hedging Instrument | Interest Rate Contract Loss | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0	0.0	0.0
Not Designated as Hedging Instrument | Commodity Contracts Losses | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0	0.0	0.0
Not Designated as Hedging Instrument | Commodity Contracts Losses | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.1	0.2	1.2	1.5
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.4	0.1	0.0	0.0
Not Designated as Hedging Instrument | Foreign Exchange Contract | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(0.3)	0.0	0.0	$ 0.0
Not Designated as Hedging Instrument | Foreign Exchange Contract Loss [Member] | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	(0.4)	0.0	0.0
Not Designated as Hedging Instrument | Foreign Exchange Contract Loss [Member] | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 1.8	$ 0.0	$ 0.0